Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Accounts receivable	$ 7,113	$ 7,029
Prepayments, deposits and other receivables	21,437	23,346
Due from immediate holding company	1,346,526	1,400,612
Financial assets at FVTPL	8,327	24,987
Other assets		609
Cash and bank balances	51,074	62,872
Total current assets	1,434,477	1,519,455
Non-current assets
Property, plant and equipment	314,069	291,449
Intangible assets	119,099	119,381
Deposits	82,609
Financial assets at FVTPL	350,060	139,633
Total non-current assets	865,837	550,463
Total assets	2,300,314	2,069,918
Current liabilities
Accounts payable	1,532	3,640
Bank borrowings	83,232	63,539
Other payables and accruals	10,144	10,396
Due to a non-controlling shareholder	64,081	63,019
Tax payable	3,426	2,539
Total current liabilities	162,415	143,133
Non-current liabilities
Bank borrowings	208,910	219,434
Deferred tax liabilities	5,645	5,658
Deferred underwriting commissions	6,000
Provisions	2,407	1,664
Total non-current liabilities	222,962	226,756
Total liabilities	385,377	369,889
Commitments and Contingencies
Redeemable shares issued by TGE SPAC (as defined in note 2)	150,110
Equity
Treasury shares	(734,658)	(734,658)
Capital reserve	1,163,520	1,175,546
Exchange reserve	5,809	10,148
Retained profits	940,665	906,576
Total equity attributable to ordinary shareholders of the Company	1,375,400	1,357,660
Non-controlling interests	177,104	108,124
Perpetual securities	206,559	234,245
Warrants	5,764
Total equity	1,764,827	1,700,029
Total liabilities, redeemable shares issued by TGE SPAC and equity	2,300,314	2,069,918
Class A Ordinary Shares
Equity
Ordinary shares, value	24	22
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 40	$ 26